UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

Market Vectors ETF Trust

335 Madison Avenue - 19th Floor

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:   December 31,

Date of reporting period:   March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Argentina: 0.1%
341,676	Cresud S.A.C.I.F. y A (ADR)	$3,174,170
Australia: 1.5%
15,903,928	Incitec Pivot Ltd. #	43,710,961
1,941,384	Nufarm Ltd. #	7,181,386
		50,892,347
Canada: 10.8%
1,404,933	Agrium, Inc. (USD) †	137,009,066
6,408,252	Potash Corp. of Saskatchewan, Inc. (USD)	232,106,887
		369,115,953
Chile: 0.5%
581,938	Sociedad Quimica y Minera de Chile S.A. (ADR)	18,470,712
China / Hong Kong: 0.4%
64,396,000	Chaoda Modern Agriculture Holdings Ltd. * † # §	3,380,706
15,384,000	China BlueChemical Ltd. #	7,935,015
19,252,000	Sinofert Holdings Ltd. #	2,488,629
		13,804,350
Germany: 1.7%
1,787,484	K+S A.G. † #	58,723,037
Indonesia: 0.8%
3,463,276	Astra Agro Lestari Tbk PT #	7,956,887
41,437,900	Charoen Pokphand Indonesia Tbk PT #	14,681,006
30,734,810	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	6,016,843
		28,654,736
Israel: 1.2%
4,753,510	Israel Chemicals Ltd. #	41,554,247
Japan: 6.1%
12,993,130	Kubota Corp. #	173,071,437
2,509,000	Nippon Meat Packers, Inc. #	37,431,912
		210,503,349
Malaysia: 3.7%
10,821,700	Felda Global Ventures Holdings Bhd #	15,411,440
32,087,355	IOI Corp. Bhd #	47,137,892
26	IOI Properties Group Bhd * #	21
4,564,770	Kuala Lumpur Kepong Bhd #	33,857,779
5,603,700	PPB Group Bhd #	28,568,359
		124,975,491
Netherlands: 3.9%
9,196,591	CNH Industrial N.V. (USD) * †	105,760,797
655,926	Nutreco N.V. #	29,163,189
		134,923,986
Norway: 3.3%
2,975,800	Marine Harvest ASA † #	33,654,747
1,774,739	Yara International ASA #	78,619,641
		112,274,388
Russia: 2.1%
2,967,749	Uralkali OJSC (GDR) # Reg S	70,299,596
Singapore: 4.6%
5,413,000	First Resources Ltd. #	10,083,818
63,494,745	Golden Agri-Resources Ltd. #	29,057,070
4,653,520	Indofood Agri Resources Ltd. #	3,613,267
42,214,751	Wilmar International Ltd. #	116,354,401
		159,108,556
South Africa: 0.2%
645,724	Tongaat Hulett Ltd. #	6,968,796
Switzerland: 8.0%
3,624,705	Syngenta A.G. (ADR)	274,680,145
Taiwan: 0.5%
7,423,000	Taiwan Fertilizer Co. Ltd. #	15,579,141
Thailand: 1.4%
54,447,536	Charoen Pokphand Foods (NVDR) #	47,113,517
Turkey: 0.1%
146,615	Turk Traktor ve Ziraat Makineleri AS † #	3,769,249
Ukraine: 0.2%
542,793	Kernel Holding S.A. * #	5,254,053
United States: 49.0%
772,017	AGCO Corp.	42,584,458
233,866	Andersons, Inc.	13,854,222
4,714,322	Archer-Daniels-Midland Co.	204,554,432
1,507,255	Bunge Ltd.	119,841,845
530,086	CF Industries Holdings, Inc.	138,161,615
375,638	Chiquita Brands International, Inc. *	4,676,693
2,658,224	Deere & Co.	241,366,739
978,190	FMC Corp.	74,890,226
215,398	IDEXX Laboratories, Inc. *	26,149,317
70,997	Lindsay Corp. †	6,260,515
2,396,727	Monsanto Co.	272,675,631
2,952,595	Mosaic Co.	147,629,750
470,876	Toro Co.	29,754,654
1,303,093	Tractor Supply Co.	92,037,459
2,583,032	Tyson Foods, Inc.	113,679,238
5,108,985	Zoetis, Inc.	147,854,026
		1,675,970,820
Total Investments Before Collateral for Securities Loaned: 100.1%
(Cost: $3,386,401,595)		3,425,810,639

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 6.0%
Repurchase Agreements: 6.0%
$10,295,684	Repurchase agreement dated 3/31/14 with Credit Suisse Securities (USA) LLC, 0.05% due 4/1/14, proceeds $10,295,713; (collateralized by various U.S. government and agency obligations, 0.00% to 0.00%, due 8/15/23 to 5/15/43, valued at $10,501,610 including accrued interest)	10,295,684

48,908,705	Repurchase agreement dated 3/31/14 with Daiwa Capital Markets America, 0.12% due 4/1/14, proceeds $48,909,031; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 3/27/17 to 3/1/48, valued at $49,886,880 including accrued interest)	48,908,705

48,908,705	Repurchase agreement dated 3/31/14 with HSBC Securities USA, Inc., 0.06% due 4/1/14, proceeds $48,908,868; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 4/15/14 to 11/15/30, valued at $49,886,995 including accrued interest)	48,908,705

48,908,705	Repurchase agreement dated 3/31/14 with Nomura Securities Int., Inc., 0.10% due 4/1/14, proceeds $48,908,977; (collateralized by various U.S. government and agency obligations, 0.00% to 6.04%, due 4/1/14 to 5/1/47, valued at $49,886,879 including accrued interest)	48,908,705

48,908,705	Repurchase agreement dated 3/31/14 with RBS Securities, Inc., 0.08% due 4/1/14, proceeds $48,908,922; (collateralized by various U.S. government and agency obligations, 0.38% to 6.75%, due 4/23/14 to 7/15/32, valued at $49,887,004 including accrued interest)	48,908,705

Total Short-Term Investments Held as Collateral for Securities Loaned: 6.0% (Cost: $205,930,504)	205,930,504
Total Investments: 106.1% (Cost: $3,592,332,099)	3,631,741,143
Liabilities in excess of other assets: (6.1)%	(209,787,629)
NET ASSETS: 100.0%	$3,421,953,514

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $187,112,884.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $978,638,042 which represents 28.6% of net assets.
§	Illiquid Security – the aggregate value of illiquid securities is $3,380,706 which represents 0.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Agricultural Chemicals	41.5%	$1,420,896,077
Agricultural Operations	14.2	487,782,984
Chemicals - Diversified	5.9	200,819,608
Diagnostic Kits	0.8	26,149,317
Diversified Operations	0.2	6,968,796
Fisheries	1.0	33,654,747
Food - Flour & Grain	0.4	15,411,440
Food - Meat Products	4.4	151,111,150
Food - Miscellaneous / Diversified	6.6	225,876,159
Machinery - Farm	16.7	572,813,195
Medical - Drugs	4.3	147,854,026
Pastoral & Agricultural	0.4	14,681,006
Real Estate Operation / Development	0.0	21
Retail - Gardening Products	3.6	121,792,113
	100.0%	$3,425,810,639

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$3,174,170	$—	$—	$3,174,170
Australia	—	50,892,347	—	50,892,347
Canada	369,115,953	—	—	369,115,953
Chile	18,470,712	—	—	18,470,712
China / Hong Kong	—	13,804,350	—	13,804,350
Germany	—	58,723,037	—	58,723,037
Indonesia	—	28,654,736	—	28,654,736
Israel	—	41,554,247	—	41,554,247
Japan	—	210,503,349	—	210,503,349
Malaysia	—	124,975,491	—	124,975,491
Netherlands	105,760,797	29,163,189	—	134,923,986
Norway	—	112,274,388	—	112,274,388
Russia	—	70,299,596	—	70,299,596
Singapore	—	159,108,556	—	159,108,556
South Africa	—	6,968,796	—	6,968,796
Switzerland	274,680,145	—	—	274,680,145
Taiwan	—	15,579,141	—	15,579,141
Thailand	—	47,113,517	—	47,113,517
Turkey	—	3,769,249	—	3,769,249
Ukraine	—	5,254,053	—	5,254,053
United States	1,675,970,820	—	—	1,675,970,820
Repurchase Agreements	—	205,930,504	—	205,930,504
Total	$2,447,172,597	$1,184,568,546	$—	$3,631,741,143

During the period ended March 31, 2014, transfers of securities from Level 1 to Level 2 were $ 9,477,665. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

COAL ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Australia: 11.2%
2,368,783	Aurizon Holdings Ltd. #	$11,308,036
631,804	New Hope Corp. Ltd. #	1,754,865
1,931,157	Whitehaven Coal Ltd. * † #	2,970,056
		16,032,957
Canada: 6.9%
1,076,445	Sherritt International Corp. †	3,764,510
204,950	Westshore Terminals Investment Corp.	6,146,179
		9,910,689
China / Hong Kong: 17.8%
12,623,095	China Coal Energy Co. Ltd. #	7,134,494
4,395,408	China Shenhua Energy Co. Ltd. #	12,726,072
7,294,067	Fushan International Energy Group Ltd. † #	2,221,852
1,999,307	Hidili Industry International Development Ltd. * † #	232,714
432,542	Yanzhou Coal Mining Co. Ltd. (ADR) †	3,248,390
		25,563,522
Indonesia: 14.1%
57,906,415	Adaro Energy Tbk PT #	5,038,046
24,984,100	Borneo Lumbung Energi & Meta * #	273,055
53,402,700	Bumi Resources Tbk PT * #	1,273,497
1,431,952	Indo Tambangraya Megah Tbk PT #	3,087,576
2,919,900	Tambang Batubara Bukit Asam Tbk PT #	2,411,449
4,400,000	United Tractors Tbk PT #	8,083,712
		20,167,335
Netherlands: 0.1%
344,959	New World Resources Plc (GBP) * † #	195,522
Poland: 3.6%
136,038	Jastrzebska Spolka Weglowa S.A. #	2,064,938
75,125	Lubelski Wegiel Bogdanka S.A. † #	3,117,974
		5,182,912
Russia: 0.2%
458,292	Raspadskaya OAO (USD) *	264,105
South Africa: 3.7%
402,569	Exxaro Resources Ltd. † #	5,352,742
Thailand: 4.7%
7,892,800	Banpu PCL (NVDR) #	6,811,039
United States: 37.8%
43,350	Alliance Holdings GP LP	2,692,902
74,595	Alliance Resource Partners LP	6,276,423
392,214	Alpha Natural Resources, Inc. * †	1,666,910
607,202	Arch Coal, Inc. †	2,926,714
138,908	Cloud Peak Energy, Inc. *	2,936,515
227,335	Consol Energy, Inc.	9,082,033
27,485	FreightCar America, Inc.	638,751
172,214	Joy Global, Inc. †	9,988,412
266,392	Natural Resource Partners LP †	4,240,961
517,528	Peabody Energy Corp.	8,456,408
186,815	SunCoke Energy, Inc. *	4,266,855
131,508	Walter Energy, Inc. †	994,201
		54,167,085
Total Common Stocks (Cost: $210,583,285)		143,647,908
MONEY MARKET FUND: 0.0% (Cost: $1,384)
1,384	Dreyfus Government Cash Management Fund	1,384
Total Investments Before Collateral for Securities Loaned: 100.1%
(Cost: $210,584,670)		143,649,292

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 20.1%
Repurchase Agreements: 20.1%
$1,441,854	Repurchase agreement dated 3/31/14 with Credit Suisse Securities (USA) LLC, 0.05% due 4/1/14, proceeds $1,441,858; (collateralized by various U.S. government and agency obligations, 0.00% to 0.00%, due 8/15/23 to 5/15/43, valued at $1,470,693 including accrued interest)	1,441,854

6,849,313	Repurchase agreement dated 3/31/14 with Daiwa Capital Markets America, 0.12% due 4/1/14, proceeds $6,849,359; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 3/27/17 to 3/1/48, valued at $6,986,299 including accrued interest)	6,849,313

6,849,313	Repurchase agreement dated 3/31/14 with HSBC Securities USA, Inc., 0.06% due 4/1/14, proceeds $6,849,336; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 4/15/14 to 11/15/30, valued at $6,986,315 including accrued interest)	6,849,313

6,849,313	Repurchase agreement dated 3/31/14 with Nomura Securities Int., Inc., 0.10% due 4/1/14, proceeds $6,849,351; (collateralized by various U.S. government and agency obligations, 0.00% to 6.04%, due 4/1/14 to 5/1/47, valued at $6,986,299 including accrued interest)	6,849,313

6,849,313	Repurchase agreement dated 3/31/14 with RBS Securities, Inc., 0.08% due 4/1/14, proceeds $6,849,343; (collateralized by various U.S. government and agency obligations, 0.38% to 6.75%, due 4/23/14 to 7/15/32, valued at $6,986,317 including accrued interest)	6,849,313

Total Short-Term Investments Held as Collateral for Securities Loaned: 20.1% (Cost: $28,839,106)		28,839,106
Total Investments: 120.2% (Cost: $239,423,776)		172,488,398
Liabilities in excess of other assets: (20.2)%		(29,015,277)
NET ASSETS: 100.0%		$143,473,121

ADR	American Depositary Receipt
GBP	British Pound
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $27,648,722.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $76,057,639 which represents 53.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Coal	71.9%	$103,249,731
Diversified Minerals	0.3	468,577
Diversified Operations	2.6	3,764,510
Machinery - Construction & Mining	12.6	18,072,124
Miscellaneous Manufacturing	0.4	638,751
Storage/Warehousing	4.3	6,146,179
Transport - Rail	7.9	11,308,036
Money Market Fund	0.0	1,384
	100.0%	$143,649,292

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$16,032,957	$—	$16,032,957
Canada	9,910,689	—	—	9,910,689
China / Hong Kong	3,248,390	22,315,132	—	25,563,522
Indonesia	—	20,167,335	—	20,167,335
Netherlands	—	195,522	—	195,522
Poland	—	5,182,912	—	5,182,912
Russia	264,105	—	—	264,105
South Africa	—	5,352,742	—	5,352,742
Thailand	—	6,811,039	—	6,811,039
United States	54,167,085	—	—	54,167,085
Money Market Fund	1,384	—	—	1,384
Repurchase Agreements	—	28,839,106	—	28,839,106
Total	$67,591,653	$104,896,745	$—	$172,488,398

See Notes to Schedules of Investments

GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Austria: 1.0%
52,403	Verbund - Oesterreichische Elektrizis A.G. † #	$1,078,575
Brazil: 2.3%
213,950	Cosan Ltd. (Class A) (USD)	2,439,030
Canada: 1.5%
51,271	Canadian Solar, Inc. (USD) * †	1,642,723
China / Hong Kong: 11.0%
3,979,000	China Longyuan Power Group Corp. Ltd. #	4,009,281
435,984	Dongfang Electric Corp. Machinery Co. Ltd. † #	680,197
13,411,000	GCL-Poly Energy Holdings Ltd. * #	4,851,205
89,124	Trina Solar Ltd. (ADR) * †	1,198,718
581,200	Xinjiang Goldwind Science & Technology Co. Ltd. #	619,648
147,430	Yingli Green Energy Holding Co. Ltd. (ADR) * †	641,321
		12,000,370
Denmark: 10.6%
287,405	Vestas Wind Systems A/S * #	11,528,220
Ireland: 10.4%
150,849	Eaton Corp. Plc (USD)	11,331,777
Italy: 4.8%
1,847,760	Enel Green Power SpA #	5,191,625
Japan: 2.9%
143,404	Kurita Water Industries Ltd. #	3,120,459
Spain: 4.0%
251,356	EDP Renovaveis S.A. * #	1,673,896
246,829	Gamesa Corp. Tecnologica S.A. * #	2,684,764
		4,358,660
United States: 51.5%
85,312	Clean Energy Fuels Corp. * †	762,689
145,477	Covanta Holding Corp.	2,625,860
153,487	Cree, Inc. *	8,681,225
59,172	EnerSys, Inc.	4,100,028
93,146	First Solar, Inc. *	6,500,659
161,930	GT Advanced Technologies, Inc. * †	2,760,906
90,305	International Rectifier Corp. *	2,474,357
46,639	Itron, Inc. *	1,657,550
57,342	Polypore International, Inc. * †	1,961,670
37,766	Power Integrations, Inc.	2,484,247
43,046	Solarcity Corp. * †	2,695,541
317,179	SunEdison, Inc. *	5,975,652
53,827	Sunpower Corp. * †	1,736,459
46,024	Tesla Motors, Inc. * †	9,593,703
48,182	Veeco Instruments, Inc. *	2,020,271
		56,030,817
Total Common Stocks (Cost: $96,087,560)		108,722,256
MONEY MARKET FUND: 0.1% (Cost: $87,872)
87,872	Dreyfus Government Cash Management Fund	87,872
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $96,175,432)		108,810,128
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 16.4% (Cost: $17,844,893)
17,844,893	Bank of New York Overnight Government Fund	17,844,893
Total Investments: 116.5% (Cost: $114,020,325)		126,655,021
Liabilities in excess of other assets: (16.5)%		(17,898,071)
NET ASSETS: 100.0%		$108,756,950

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $17,435,273.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $35,437,870 which represents 32.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Auto - Cars / Light Trucks	8.8%	$9,593,703
Batteries / Battery System	5.6	6,061,698
Diversified Manufacturing Operations	10.4	11,331,777
Electric - Integrated	1.0	1,078,575
Electronic Component - Semiconductors	24.2	26,392,799
Electronic Measure Instruments	1.5	1,657,550
Energy - Alternate Sources	29.3	31,911,175
Non - Hazardous Waste Disposal	2.4	2,625,860
Power Conversion / Supply Equipment	7.4	8,005,112
Semiconductor Component - Integrated Circuits	2.3	2,484,247
Semiconductor Equipment	1.9	2,020,271
Sugar	2.2	2,439,030
Water Treatment Systems	2.9	3,120,459
Money Market Fund	0.1	87,872
	100.0%	$108,810,128

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Austria	$—	$1,078,575	$—	$1,078,575
Brazil	2,439,030	—	—	2,439,030
Canada	1,642,723	—	—	1,642,723
China / Hong Kong	1,840,039	10,160,331	—	12,000,370
Denmark	—	11,528,220	—	11,528,220
Ireland	11,331,777	—	—	11,331,777
Italy	—	5,191,625	—	5,191,625
Japan	—	3,120,459	—	3,120,459
Spain	—	4,358,660	—	4,358,660
United States	56,030,817	—	—	56,030,817
Money Market Funds	17,932,765	—	—	17,932,765
Total	$91,217,151	$35,437,870	$—	$126,655,021

See Notes to Schedules of Investments

GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Australia: 5.2%
39,170,721	Newcrest Mining Ltd. ‡ * #	$358,214,325
15,348,665	OceanaGold Corp. (LDR) ‡ * #	33,855,810
		392,070,135
Canada: 64.4%
8,901,097	Agnico-Eagle Mines Ltd. (USD) ‡	269,258,184
6,526,246	Alamos Gold, Inc. (USD) ‡	58,866,739
7,876,410	Argonaut Gold, Inc. ‡ *	34,395,738
12,672,339	AuRico Gold, Inc. (USD) ‡	55,124,675
34,461,064	B2GOLD Corp. (USD) ‡ * †	92,700,262
59,516,662	Barrick Gold Corp. (USD) ‡	1,061,182,083
8,013,205	Detour Gold Corp. ‡ * †	69,478,027
36,600,560	Eldorado Gold Corp. (USD) ‡	204,231,125
5,982,525	First Majestic Silver Corp. (USD) ‡ * †	57,671,541
7,513,936	Franco-Nevada Corp. (USD) ‡ †	344,589,105
41,508,384	Goldcorp, Inc. (USD) ‡	1,016,125,240
19,250,024	IAMGOLD Corp. (USD) ‡ †	67,760,085
58,432,091	Kinross Gold Corp. (USD) ‡	241,908,857
15,177,725	McEwen Mining, Inc. (USD) ‡ * †	35,971,208
25,728,328	New Gold, Inc. (USD) ‡ *	125,554,241
22,450,349	Osisko Mining Corp. ‡ *	139,939,661
7,737,942	Pan American Silver Corp. (USD) ‡ †	99,587,314
8,031,572	Primero Mining Corp. (USD) ‡ * †	57,907,634
14,041,303	Semafo, Inc. ‡	49,613,664
4,126,697	Silver Standard Resources, Inc. (USD) ‡ * †	40,978,101
18,263,842	Silver Wheaton Corp. (USD) ‡	414,589,213
38,495,748	Yamana Gold, Inc. (USD) ‡ †	337,992,667
		4,875,425,364
China / Hong Kong: 1.7%
1,353,927,000	G-Resources Group Ltd. ‡ * #	40,020,093
44,675,500	Zhaojin Mining Industry Co. Ltd. ‡ † #	26,602,542
307,012,000	Zijin Mining Group Ltd. ‡ † #	65,161,798
		131,784,433
Peru: 2.3%
14,085,639	Cia de Minas Buenaventura S.A. (ADR) ‡	177,056,482
South Africa: 8.5%
20,668,133	AngloGold Ashanti Ltd. (ADR) ‡ *	353,011,712
39,375,482	Gold Fields Ltd. (ADR) ‡	145,295,529
22,265,036	Harmony Gold Mining Co. Ltd. (ADR) ‡ *	67,908,360
9,386,178	Sibanye Gold Ltd. (ADR) ‡	78,186,863
		644,402,464
United Kingdom: 5.3%
58,233,817	Cenatamin Plc ‡ * #	49,173,987
4,726,262	Randgold Resources Ltd. (ADR) ‡ †	354,469,650
		403,643,637
United States: 12.5%
14,824,481	Alacer Gold Corp. (CAD) ‡	37,606,837
5,268,650	Coeur d’Alene Mines Corp. ‡ *	48,945,759
17,511,152	Hecla Mining Co. ‡ †	53,759,237
25,445,237	Newmont Mining Corp. ‡	596,436,355
3,291,767	Royal Gold, Inc. ‡	206,130,450
		942,878,638
Total Common Stocks (Cost: $11,005,973,321)		7,567,261,153
MONEY MARKET FUND: 0.1% (Cost: $5,400,422)
5,400,422	Dreyfus Government Cash Management Fund	5,400,422
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $11,011,373,743)		7,572,661,575

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 2.2%
Repurchase Agreements: 2.2%
$8,389,226	Repurchase agreement dated 3/31/14 with Credit Suisse Securities (USA) LLC, 0.05% due 4/1/14, proceeds $8,389,249; (collateralized by various U.S. government and agency obligations, 0.00% to 0.00%, due 8/15/23 to 5/15/43, valued at $8,557,021including accrued interest)	8,389,226

39,851,511	Repurchase agreement dated 3/31/14 with Daiwa Capital Markets America, 0.12% due 4/1/14, proceeds $39,851,777; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 3/27/17 to 3/1/48, valued at $40,648,542 including accrued interest)	39,851,511

39,851,511	Repurchase agreement dated 3/31/14 with HSBC Securities USA, Inc., 0.06% due 4/1/14, proceeds $39,851,644; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 4/15/14 to 11/15/30, valued at $40,648,635 including accrued interest)	39,851,511

39,851,511	Repurchase agreement dated 3/31/14 with Nomura Securities Int., Inc., 0.10% due 4/1/14, proceeds $39,851,732; (collateralized by various U.S. government and agency obligations, 0.00% to 6.04%, due 4/1/14 to 5/1/47, valued at $40,648,541 including accrued interest)	39,851,511

39,851,511	Repurchase agreement dated 3/31/14 with RBS Securities, Inc., 0.08% due 4/1/14, proceeds $39,851,688; (collateralized by various U.S. government and agency obligations, 0.38% to 6.75%, due 4/23/14 to 7/15/32, valued at $40,648,643 including accrued interest)	39,851,511

Total Short-Term Investments Held as Collateral for Securities Loaned: 2.2% (Cost: $167,795,270)		167,795,270
Total Investments: 102.2% (Cost: $11,179,169,013)		7,740,456,845
Liabilities in excess of other assets: (2.2)%		(168,806,860)
NET ASSETS: 100.0%		$7,571,649,985

ADR	American Depositary Receipt
CAD	Canadian Dollar
LDR	Local Depositary Receipt
USD	United States Dollar

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $154,737,240.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $573,028,555 which represents 7.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Gold Mining	89.7%	$6,793,822,354
Precious Metals	1.4	106,853,393
Silver Mining	8.8	666,585,406
Money Market Fund	0.1	5,400,422
	100.0%	$7,572,661,575

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2014 is set forth below:

Affiliates	Value 12/31/13	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 03/31/14
Agnico-Eagle Mines Ltd.	$255,494,336	$38,844,983	$(61,827,807)	$(30,175,025)	$650,114	$269,258,184
Alacer Gold Corp.	32,662,760	5,259,542	(8,117,052)	522,114	258,940	37,606,837
Alamos Gold, Inc.	86,359,875	8,763,071	(15,036,479)	(4,444,310)	—	58,866,739
AngloGold Ashanti Ltd.	263,887,415	47,598,375	(76,563,777)	(61,049,185)	—	353,011,712
Argonaut Gold, Inc.	41,607,597	5,230,950	(6,977,867)	(859,021)	—	34,395,738
AuRico Gold, Inc.	50,512,473	8,267,540	(12,519,302)	(4,247,574)	456,119	55,124,675
B2GOLD Corp.	73,352,694	12,625,507	(16,436,916)	2,205,858	—	92,700,262
Barrick Gold Corp. (b)	—	199,885,984	(108,210,153)	12,356,705	2,320,495	1,061,182,083
Cenatamin Plc	45,536,027	6,701,341	(8,915,356)	145,997	—	49,173,987
Cia de Minas Buenaventura S.A.	172,407,552	24,345,169	(39,610,906)	(43,491,261)	—	177,056,482
Coeur d’Alene Mines Corp.	60,807,762	7,447,020	(10,963,164)	(6,439,547)	—	48,945,759
Detour Gold Corp.	29,719,906	9,615,306	(5,688,201)	1,862,337	—	69,478,027
Eldorado Gold Corp.	227,152,300	33,576,938	(51,281,877)	(47,762,359)	302,423	204,231,125
First Majestic Silver Corp.	63,934,259	8,935,169	(14,485,160)	(3,847,264)	—	57,671,541
Franco-Nevada Corp.	303,060,868	45,888,522	(38,754,496)	3,234,605	1,124,958	344,589,105
Gold Fields Ltd.	137,455,587	20,410,964	(34,039,652)	(37,873,698)	738,489	145,295,529
Goldcorp, Inc. (b)	—	187,911,516	(99,196,559)	13,249,063	4,850,441	1,016,125,240
G-Resources Group Ltd.	35,807,423	5,250,216	(8,450,018)	(1,065,367)	—	40,020,093
Harmony Gold Mining Co. Ltd.	61,451,372	9,720,511	(15,837,650)	(16,598,272)	—	67,908,360
Hecla Mining Co.	58,832,383	7,946,070	(12,955,392)	(6,671,939)	50,276	53,759,237
IAMGOLD Corp.	69,906,703	9,967,428	(16,000,437)	(21,196,722)	—	67,760,085
Kinross Gold Corp.	279,172,808	38,459,537	(61,829,087)	(95,456,422)	—	241,908,857
McEwen Mining, Inc.	33,088,138	6,205,383	(10,191,313)	1,288,110	—	35,971,208
New Gold, Inc.	147,029,291	20,908,778	(31,735,104)	(15,734,050)	—	125,554,241
Newcrest Mining Ltd.	300,661,039	52,549,273	(81,204,157)	(3,496,407)	—	358,214,325
Newmont Mining Corp. (b)	—	103,122,066	(58,242,728)	2,521,798	3,590,457	596,436,355
OceanaGold Corp.	—	41,018,566	(1,097,688)	(160,064)	—	33,855,810
Osisko Mining Corp.	108,179,466	19,496,813	(30,812,030)	6,821,519	—	139,939,661
Pan American Silver Corp.	98,757,957	14,511,552	(23,385,549)	4,159,808	885,299	99,587,314
Primero Mining Corp.	—	60,574,491	(1,819,519)	(44,181)	—	57,907,634
Randgold Resources Ltd.	289,763,069	46,100,074	(34,022,301)	1,343,208	2,253,803	354,469,650
Royal Gold, Inc.	165,512,971	28,834,927	(47,197,022)	10,274,740	—	206,130,450
Semafo, Inc.	—	55,587,353	(1,556,412)	(106,957)	—	49,613,664
Sibanye Gold Ltd.	49,277,526	9,978,428	(16,163,225)	5,587,469	2,474,606	78,186,863
Silver Standard Resources, Inc.	—	47,469,496	(1,332,326)	(124,498)	—	40,978,101
Silver Wheaton Corp. (b)	—	79,623,000	(40,142,869)	4,162,284	—	414,589,213
Yamana Gold, Inc.	325,822,967	46,505,169	(36,738,370)	283,185	1,246,383	337,992,667
Zhaojin Mining Industry Co. Ltd.	28,055,858	3,877,711	(6,113,268)	(1,775,376)	—	26,602,542
Zijin Mining Group Ltd.	71,142,465	8,773,713	(13,696,553)	(1,440,023)	—	65,161,798
	$3,966,412,847	$1,387,788,452	$(1,159,147,742)	$(334,040,722)	$21,202,803	$7,567,261,153

(b)	Not an affiliate at the beginning of the reporting period.

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$392,070,135	$—	$392,070,135
Canada	4,875,425,364	—	—	4,875,425,364
China / Hong Kong	—	131,784,433	—	131,784,433
Peru	177,056,482	—	—	177,056,482
South Africa	644,402,464	—	—	644,402,464
United Kingdom	354,469,650	49,173,987	—	403,643,637
United States	942,878,638	—	—	942,878,638
Money Market Fund	5,400,422	—	—	5,400,422
Repurchase Agreements	—	167,795,270	—	167,795,270
Total	$6,999,633,020	$740,823,825	$—	$7,740,456,845

See Notes to Schedules of Investments

JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.4%
Australia: 23.4%
72,679,972	Beadell Resources Ltd. ‡ * #	$40,710,088
50,291,730	Evolution Mining Ltd. ‡ † #	40,045,142
542,157,340	Focus Minerals Ltd. ‡ * #	8,131,433
93,783,581	Indophil Resources NL ‡ *	13,907,733
49,862,926	Intrepid Mines Ltd. ‡ * †	12,709,252
16,102,191	Kingsgate Consolidated Ltd. ‡ * † #	14,926,289
16,439,011	Medusa Mining Ltd. ‡ * † #	31,626,526
49,009,065	Northern Star Resources Ltd. ‡ #	51,392,738
32,147,700	OceanaGold Corp. (CAD) ‡ *	68,154,580
33,711,021	Papillon Resources Ltd. ‡ * † #	41,481,731
49,017,311	Perseus Mining Ltd. (CAD) ‡ *	18,430,065
19,789,339	Red 5 Ltd. *#	1,430,657
36,552,382	Resolute Mining Ltd. ‡ * #	20,150,608
81,264,323	Saracen Mineral Holdings Ltd. ‡ * † #	25,136,947
51,521,096	Silver Lake Resources Ltd. ‡ * † #	20,540,668
39,180,353	St. Barbara Ltd. ‡ * #	9,944,168
19,753,610	Troy Resources Ltd. ‡ * † #	19,200,378
		437,919,003
Canada: 62.4%
6,187,910	Alexco Resource Corp. (USD) ‡ *	9,281,865
16,855,653	Argonaut Gold, Inc. ‡ *	73,607,472
16,828,758	Asanko Gold, Inc. ‡ * †	35,067,854
98	Aurcana Corp. ‡ *	74
19,651,139	Banro Corp. ‡ * †	9,436,107
3,897,492	Bear Creek Mining Corp. *	6,532,603
20,418,045	Belo Sun Mining Corp. ‡ * †	7,214,530
25,365,673	China Gold International Resources Corp. Ltd. ‡ *	63,198,732
12,675,068	Continental Gold Ltd. ‡ *	43,867,506
10,526,549	Dundee Precious Metals, Inc. ‡ *	38,052,938
10,564,211	Endeavour Silver Corp. (USD) ‡ * †	45,531,749
9,402,850	Fortuna Silver Mines, Inc. ‡ *	34,672,344
12,066,824	Gabriel Resources Ltd. * †	9,839,313
14,988,472	Great Panther Silver Ltd. (USD) ‡ *	15,138,357
8,220,443	Guyana Goldfields, Inc. ‡ * †	18,246,963
5,386,571	Kirkland Lake Gold, Inc. ‡ *	16,446,427
45,077,254	Lake Shore Gold Corp. ‡ *	29,813,269
4,897,887	MAG Silver Corp. ‡ *	34,035,600
19,127,885	McEwen Mining, Inc. (USD) ‡ * †	45,333,087
13,042,771	Premier Gold Mines Ltd. ‡ *	22,333,714
13,713,751	Primero Mining Corp. ‡ * †	99,521,763
12,956,378	Rio Alto Mining Ltd. ‡ *	25,355,177
62,740,746	Romarco Minerals, Inc. ‡ *	39,790,281
28,896,938	Rubicon Minerals Corp. ‡ * †	30,631,409
15,800,736	Sabina Gold & Silver Corp. ‡ *	11,166,092
9,497,458	Sandstorm Gold Ltd. (USD) ‡ * †	52,900,841
3,396,061	Seabridge Gold, Inc. (USD) ‡ *	24,044,112
24,614,379	Semafo, Inc. ‡	86,972,664
8,079,711	Silver Standard Resources, Inc. (USD) ‡ * †	80,231,530
17,693,695	Silvercorp Metals, Inc. (USD) ‡ †	34,502,705
29,606,705	Sulliden Gold Corp. Ltd. ‡ *	20,922,519
10,802,207	Tanzanian Royalty Exploration Corp. (USD) ‡ *	25,709,253
12,545,189	Timmins Gold Corp. ‡ *	15,798,698
66,756,757	Torex Gold Resources, Inc. ‡ * †	64,715,497
		1,169,913,045
Cayman Islands: 1.8%
48,053,786	Endeavour Mining Corp. (CAD) ‡ * †	34,394,103
China / Hong Kong: 1.8%
212,584,000	China Precious Metal Resources Holdings Co. Ltd. * †	25,760,948
27,410,000	China Silver Group Ltd. #	3,701,708
19,288,900	Real Gold Mining Ltd. * † # §	4,305,257
		33,767,913
Singapore: 0.7%
102,238,000	LionGold Corp. Ltd. ‡ * † #	12,204,659
South Africa: 0.7%
3,586,840	DRDGOLD Ltd. (ADR) ‡ †	13,378,913
United Kingdom: 3.4%
17,026,364	Highland Gold Mining Ltd. ‡ #	20,327,343
11,319,893	Lydian International Ltd. (CAD) ‡ *	10,255,849
64,325,629	Patagonia Gold Plc ‡ * †	9,517,593
17,704,957	Petropavlovsk Plc ‡ † #	22,784,684
		62,885,469
United States: 5.2%
8,715,245	Allied Nevada Gold Corp. ‡ * †	37,562,706
3,941,730	Gold Resource Corp. ‡ †	18,841,469
20,800,049	Golden Star Resources Ltd. ‡ *	12,563,230
10,827,453	Midway Gold Corp. ‡ *	11,368,826
14,313,159	Paramount Gold and Silver Corp. ‡ *	17,605,185
		97,941,416
Total Investments Before Collateral for Securities Loaned: 99.4% (Cost: $2,838,038,626)		1,862,404,521

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 9.2%
Repurchase Agreements: 9.2%
$8,646,612	Repurchase agreement dated 3/31/14 with Credit Suisse Securities (USA) LLC, 0.05% due 4/1/14, proceeds $8,646,636; (collateralized by various U.S. government and agency obligations, 0.00% to 0.00%, due 8/15/23 to 5/15/43, valued at $8,819,555 including accrued interest)	8,646,612

41,074,796	Repurchase agreement dated 3/31/14 with Daiwa Capital Markets America, 0.12% due 4/1/14, proceeds $41,075,070; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 3/27/17 to 3/1/48, valued at $41,896,293 including accrued interest)	41,074,796

41,074,796	Repurchase agreement dated 3/31/14 with HSBC Securities USA, Inc., 0.06% due 4/1/14, proceeds $41,074,933; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 4/15/14 to 11/15/30, valued at $41,896,389 including accrued interest)	41,074,796

41,074,796	Repurchase agreement dated 3/31/14 with Nomura Securities Int., Inc., 0.10% due 4/1/14, proceeds $41,075,024; (collateralized by various U.S. government and agency obligations, 0.00% to 6.04%, due 4/1/14 to 5/1/47, valued at $41,896,292 including accrued interest)	41,074,796

41,074,796	Repurchase agreement dated 3/31/14 with RBS Securities, Inc., 0.08% due 4/1/14, proceeds $41,074,979; (collateralized by various U.S. government and agency obligations, 0.38% to 6.75%, due 4/23/14 to 7/15/32, valued at $41,896,397 including accrued interest)	41,074,796

Total Short-Term Investments Held as Collateral for Securities Loaned: 9.2% (Cost: $172,945,796)		172,945,796
Total Investments: 108.6% (Cost: $3,010,984,422)		2,035,350,317
Liabilities in excess of other assets: (8.6)%		(161,968,308)
NET ASSETS: 100.0%		$1,873,382,009

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $162,085,281.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $388,041,024 which represents 20.7% of net assets.
§	Illiquid Security – the aggregate value of illiquid securities is $4,305,257 which represents 0.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Diversified Minerals	2.1%	$40,149,002
Gold Mining	75.4	1,404,572,996
Precious Metals	8.8	163,335,853
Silver Mining	13.7	254,346,670
	100.0%	$1,862,404,521

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2014 is set forth below:

Affiliates	Value 12/31/13	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 03/31/14
Alexco Resource Corp.	$3,987,474	$6,395,546	$(297,160)	$103,511	$—	$9,281,865
Allied Nevada Gold Corp.	20,671,899	16,476,008	(1,433,576)	524,816	—	37,562,706
Argonaut Gold, Inc.	54,587,316	32,095,369	(2,313,824)	162,856	—	73,607,472
Asanko Gold, Inc.	10,011,747	24,076,185	(694,264)	183,252	—	35,067,854
Aurcana Corp.	1,637,383	1,262,743	(3,462,370)	(17,097,150)	—	74
Banro Corp.	10,523,025	5,043,472	(4,451,015)	(27,789,861)	—	9,436,107
Beadell Resources Ltd.	34,682,182	17,905,175	(1,337,841)	73,516	—	40,710,088
Belo Sun Mining Corp.	4,305,426	2,928,435	(217,910)	17,953	—	7,214,530
Brigus Gold Corp.	13,100,044	6,159,833	(75,215)	36,350	—	—
China Gold International Resources Corp. Ltd. (b)	—	25,564,078	(5,935,723)	(2,362,353)	—	63,198,732
China Precious Metal Resources Holdings Co. Ltd.	38,965,239	15,792,343	(19,745,657)	(11,196,994)	—	25,760,948
China Silver Group Ltd.	6,700,679	3,392,627	(6,967,692)	(1,184,015)	—	3,701,708
Continental Gold Ltd.	26,954,156	18,084,489	(1,525,381)	537,894	—	43,867,506
DRDGOLD Ltd.	8,851,679	5,220,403	(423,069)	43,972	—	13,378,913
Dundee Precious Metals, Inc.	25,930,439	16,857,718	(9,764,038)	(8,852,741)	—	38,052,938
Endeavour Mining Corp.	12,631,266	16,115,869	(1,026,100)	383,819	—	34,394,103
Endeavour Silver Corp.	28,170,880	16,561,560	(2,939,893)	(893,880)	—	45,531,749
Evolution Mining Ltd. (b)	—	13,074,842	(1,204,204)	445,527	340,681	40,045,142
Focus Minerals Ltd. (b)	—	2,506,041	(217,372)	46,017	—	8,131,433
Fortuna Silver Mines, Inc.	28,136,616	17,537,613	(17,957,411)	(4,164,956)	—	34,672,344
Gold Resource Corp. (b)	—	7,340,920	(614,120)	85,794	93,017	18,841,469
Golden Star Resources Ltd.	8,870,543	6,201,694	(4,941,393)	(14,536,241)	—	12,563,230
Great Panther Silver Ltd.	7,289,562	5,718,657	(505,523)	185,596	—	15,138,357
Guyana Goldfields, Inc.	15,149,615	11,051,922	(13,170,680)	(13,350,183)	—	18,246,963
Highland Gold Mining Ltd. (b)	—	14,327,516	(365,018)	66,439	—	20,327,343
Indophil Resources NL	9,258,702	5,468,837	(454,433)	106,263	—	13,907,733
Intrepid Mines Ltd.	9,407,569	4,572,116	(344,585)	4,182	—	12,709,252
Kingsgate Consolidated Ltd.	8,153,978	7,373,157	(497,989)	44,741	—	14,926,289
Kirkland Lake Gold, Inc.	9,505,843	5,850,610	(943,560)	(837,018)	—	16,446,427
Lake Shore Gold Corp.	14,796,976	10,562,577	(1,137,272)	53,111	—	29,813,269
LionGold Corp. Ltd.	8,282,417	4,561,403	(267,307)	46,060	—	12,204,659
Lydian International Ltd.	4,731,990	5,184,961	(352,494)	133,646	—	10,255,849
MAG Silver Corp. (b)	—	15,095,902	(1,050,606)	328,313	—	34,035,600
McEwen Mining, Inc.	40,305,724	25,034,570	(29,863,840)	(14,228,974)	—	45,333,087
Medusa Mining Ltd.	20,236,362	11,608,727	(990,912)	207,400	—	31,626,526
Midway Gold Corp.	5,773,907	4,722,724	(357,085)	90,765	—	11,368,826
Northern Star Resources Ltd.	18,840,747	24,188,797	(1,329,259)	533,838	327,534	51,392,738
OceanaGold Corp.	36,071,367	21,888,695	(3,662,478)	884,247	—	68,154,580
Papillon Resources Ltd.	19,817,636	14,626,609	(1,232,139)	497,273	—	41,481,731
Paramount Gold and Silver Corp.	8,919,590	6,651,285	(572,968)	178,548	—	17,605,185
Patagonia Gold Plc (b)	—	4,153,640	(305,625)	9,898	—	9,517,593
Perseus Mining Ltd.	6,036,609	9,311,878	(542,290)	213,674	—	18,430,065
Petropavlovsk Plc	14,371,175	8,668,104	(717,610)	160,917	—	22,784,684
Premier Gold Mines Ltd.	16,622,924	10,376,811	(7,264,976)	(14,558,975)	—	22,333,714
Primero Mining Corp.	26,960,187	26,386,581	(2,892,444)	1,507,761	—	99,521,763
Resolute Mining Ltd. (b)	—	7,385,404	(622,776)	134,364	—	20,150,608
Rio Alto Mining Ltd.	22,909,674	13,365,316	(12,976,912)	(13,820,581)	—	25,355,177
Romarco Minerals, Inc.	18,058,825	13,343,668	(6,755,644)	(9,992,369)	—	39,790,281
Rubicon Minerals Corp.	20,726,952	13,469,935	(3,799,023)	(7,718,424)	—	30,631,409
Sabina Gold & Silver Corp. (b)	—	5,504,154	(373,210)	105,776	—	11,166,092
Sandstorm Gold Ltd.	29,203,521	16,329,507	(2,075,563)	327,382	—	52,900,841
Saracen Mineral Holdings Ltd.	7,209,787	11,877,100	(708,611)	316,279	—	25,136,947
Seabridge Gold, Inc.	26,741,674	13,912,629	(15,032,452)	(16,446,360)	—	24,044,112
Semafo, Inc.	42,992,303	32,798,090	(2,776,820)	1,124,800	—	86,972,664
Silver Lake Resources Ltd.	14,460,044	11,516,297	(583,463)	48,517	—	20,540,668
Silver Standard Resources, Inc.	38,483,629	26,944,242	(2,699,425)	1,102,436	—	80,231,530
Silvercorp Metals, Inc.	30,447,336	15,591,689	(2,999,481)	(6,047,623)	58,025	34,502,705
St. Barbara Ltd.	6,170,731	4,490,007	(376,091)	82,568	—	9,944,168
Sulliden Gold Corp. Ltd.	16,363,047	7,923,480	(3,785,546)	(5,272,415)	—	20,922,519
Tanzanian Royalty Exploration Corp.	13,741,947	7,885,880	(1,111,952)	(221,095)	—	25,709,253
Timmins Gold Corp.	11,929,200	7,113,737	(4,799,769)	(4,130,841)	—	15,798,698
Torex Gold Resources, Inc.	41,749,355	23,490,387	(2,168,279)	226,151	—	64,715,497
Troy Resources Ltd.	8,214,578	9,698,650	(584,250)	186,203	—	19,200,378
	$988,653,476	$776,619,214	$(220,595,588)	$(183,150,624)	$819,257	$1,840,296,691

(b)	Not an affiliate at the beginning of the reporting period.

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$113,201,630	$324,717,373	$—	$437,919,003
Canada	1,169,913,045	—	—	1,169,913,045
Cayman Islands	34,394,103	—	—	34,394,103
China / Hong Kong	25,760,948	3,701,708	4,305,257	33,767,913
Singapore	—	12,204,659	—	12,204,659
South Africa	13,378,913	—	—	13,378,913
United Kingdom	19,773,442	43,112,027	—	62,885,469
United States	97,941,416	—	—	97,941,416
Repurchase Agreements	—	172,945,796	—	172,945,796
Total	$1,474,363,497	$556,681,563	$4,305,257	$2,035,350,317

During the period ended March 31, 2014, transfers of securities from Level 1 to Level 2 were $ 8,282,417 and transfers from Level 2 to Level 1 were $ 9,407,569. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2014:

Common Stocks
China/Hong Kong
Balance as of December 31, 2013	$4,551,243
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(245,986)
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of March 31, 2014	$4,305,257

See Notes to Schedules of Investments

NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.4%
Argentina: 0.1%
2,566	YPF S.A. (ADR)	$79,957
Australia: 4.1%
55,705	Alumina Ltd. * #	61,999
12,391	Bega Cheese Ltd. #	60,425
72,307	BHP Billiton Ltd. #	2,449,411
12,253	BlueScope Steel Ltd. * #	69,790
38,334	Fortescue Metals Group Ltd. #	187,567
16,495	GrainCorp. Ltd. #	128,872
9,429	Iluka Resources Ltd. #	86,773
32,240	Newcrest Mining Ltd. * #	294,833
15,271	Oil Search Ltd. #	119,797
14,664	Origin Energy Ltd. #	194,652
12,841	Santos Ltd. #	160,887
8,308	Woodside Petroleum Ltd. #	300,649
2,915	WorleyParsons Ltd. #	41,029
		4,156,684
Austria: 0.3%
232	Mayr-Melnhof Karton A.G.	29,034
1,918	OMV AG #	87,099
3,038	Verbund - Oesterreichische Elektrizis A.G. † #	62,529
2,448	Voestalpine A.G. #	107,780
		286,442
Bermuda: 0.1%
3,475	Nabors Industries Ltd. (USD)	85,659
Brazil: 1.2%
15,727	Cia de Saneamento Basico do Estado de Sao Paulo (ADR) *	145,632
2,650	Cia de Saneamento de Minas Gerais S.A.	42,665
17,082	Cia Siderurgica Nacional S.A. (ADR) †	74,478
6,300	Fibria Celulose S.A. *	70,441
20,141	Gerdau S.A. (ADR)	129,104
19,821	Petroleo Brasileiro S.A. (ADR)	260,646
4,400	SLC Agricola S.A.	34,299
29,352	Vale S.A. (ADR) †	405,938
		1,163,203
Canada: 11.7%
7,357	Agnico-Eagle Mines Ltd. (USD)	222,549
12,982	Agrium, Inc. (USD) †	1,266,005
5,394	Alamos Gold, Inc.	48,821
4,201	ARC Resources Ltd.	115,896
10,474	AuRico Gold, Inc. (USD)	45,562
26,787	B2Gold Corp. *	72,807
49,190	Barrick Gold Corp. (USD)	877,058
8,914	Cameco Corp. (USD)	204,131
14,504	Canadian Natural Resources Ltd. (USD)	556,519
1,709	Canadian Solar, Inc. (USD) * †	54,756
2,290	Canfor Corp. *	54,151
10,213	China Gold International Resources Corp. Ltd. *	25,446
918	Domtar Corp. (USD)	103,018
30,250	Eldorado Gold Corp. (USD)	168,795
11,072	Enbridge, Inc. (USD)	503,887
9,865	EnCana Corp. (USD)	210,914
4,944	First Majestic Silver Corp. *	47,749
13,312	First Quantum Minerals Ltd.	246,400
34,307	Goldcorp, Inc. (USD)	839,835
3,929	Husky Energy, Inc.	118,039
15,910	IAMGOLD Corp.	56,072
3,386	Imperial Oil Ltd. (USD)	157,618
48,294	Kinross Gold Corp. (USD)	199,937
11,466	Lundin Mining Corp. *	52,772
11,344	New Gold, Inc. *	56,219
18,564	Osisko Mining Corp. *	115,715
6,399	Pan American Silver Corp. (USD)	82,355
77,013	Potash Corp. of Saskatchewan, Inc. (USD)	2,789,411
2,671	Resolute Forest Products (USD) *	53,660
15,094	Silver Wheaton Corp. (USD) †	342,634
19,591	Suncor Energy, Inc. (USD)	684,901
12,690	Talisman Energy, Inc. (USD)	126,646
10,516	Teck Cominco Ltd. (USD)	227,987
2,097	Tourmaline Oil Corp. *	99,288
9,420	TransCanada Corp. (USD) †	428,798
33,145	Turquoise Hill Resources Ltd. *	111,109
1,910	West Fraser Timber Co. Ltd.	87,388
31,816	Yamana Gold, Inc. (USD)	279,344
		11,734,192
Chile: 0.2%
126,713	Aguas Andinas S.A.	79,101
1,650	Cap S.A.	26,634
38,205	Empresas CMPC S.A.	87,476
17,027	Inversiones Aguas Metropolitanas S.A.	27,516
		220,727
China / Hong Kong: 2.0%
3,554	Aluminum Corp of China Ltd. (ADR) * †	30,671
23,900	Angang New Steel Co. Ltd. * † #	14,769
510,868	Chaoda Modern Agriculture Holdings Ltd. * # §	26,820
199,914	China Agri-Industries Holdings Ltd. #	78,167
55,000	China Coal Energy Co. Ltd. #	31,086
34,000	China Gas Holdings Ltd. #	53,182
20,000	China Hongqiao Group Ltd. #	12,655
305,400	China Modern Dairy Holdings Ltd. * † #	131,440
29,900	China Molybdenum Co. Ltd. (Class H) #	11,663
23,900	China Oilfield Services Ltd. (Class H) #	56,347
340,227	China Petroleum & Chemical Corp. #	304,299
45,291	China Shenhua Energy Co. Ltd. #	131,132
214,379	CNOOC Ltd. #	324,552
15,600	Dongfang Electric Corp. Machinery Co. Ltd. #	24,338
30,600	Fosun International Ltd. #	38,544
41,900	Huaneng Power International, Inc. #	40,214
13,600	Inner Mongolia Yitai Coal Co. (USD) #	16,402
31,500	Jiangxi Copper Co. Ltd. (Class H) #	53,076
41,400	Kunlun Energy Co. Ltd. #	69,367
60,800	Lee & Man Paper Manufacturing Ltd. #	37,870
47,557	Nine Dragons Paper Holdings Ltd. #	37,166
280,540	PetroChina Co. Ltd. (Class H) #	304,710
14,000	Tianjin Capital Environmental Protection Group Co. Ltd. #	6,670
3,416	Trina Solar Ltd. (ADR) * †	45,945
26,000	Yanzhou Coal Mining Co. Ltd. #	19,615
36,700	Zhaojin Mining Industry Co. Ltd. #	21,853
250,761	Zijin Mining Group Ltd. #	53,223
		1,975,776
Colombia: 0.1%
4,280	Pacific Rubiales Energy Corp. (CAD)	77,205
Denmark: 0.4%
10,311	Vestas Wind Systems A/S * #	413,589
Finland: 0.2%
16,073	Stora Enso Oyj (R Shares) #	172,093
France: 2.9%
221	Eramet S.A. #	26,596
13,343	Suez Environnement Co.	271,160
1,429	Technip S.A. #	147,372
31,504	Total S.A. #	2,074,641
21,217	Veolia Environnement S.A. #	420,663
		2,940,432
Germany: 0.5%
760	Aurubis A.G. #	41,299
1,170	BayWa A.G. #	66,610
179	KWS Saat A.G. #	64,894
2,792	Nordex S.E. * #	45,143
867	Salzgitter A.G. #	34,340
9,563	ThyssenKrupp A.G. * #	256,675
		508,961
Greece: 0.0%
1,421	Athens Water Supply & Sewage Co. S.A. #	17,305
Hungary: 0.0%
696	MOL Hungarian Oil & Gas NyRt #	39,172
India: 0.3%
10,532	Reliance Industries Ltd. (GDR) * # Reg S 144A	327,236
1,806	Vedanta Resources Plc (GBP) #	27,224
		354,460
Indonesia: 0.1%
28,444	Astra Agro Lestari Tbk PT #	65,350
46,854	International Nickel Indonesia Tbk PT #	11,705
252,800	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	49,490
314,300	Salim Ivomas Pratama Tbk PT #	25,461
		152,006
Ireland: 0.2%
6,430	Smurfit Kappa Group Plc #	156,077
Italy: 1.0%
35,810	ENI S.p.A. #	898,377
3,349	Saipem S.p.A. #	81,834
		980,211
Japan: 2.6%
9,500	Calbee, Inc. #	224,344
9,000	Daido Steel Co. #	45,107
7,100	Dowa Holdings Co. Ltd. #	59,366
4,117	Hitachi Metals Ltd. #	58,776
14,400	Inpex Holdings, Inc. #	187,406
13,064	JFE Holdings, Inc. #	246,029
33,300	JX Holdings, Inc. #	160,899
76,235	Kobe Steel Ltd. #	101,394
5,165	Kurita Water Industries Ltd. #	112,390
29,629	Mitsubishi Materials Corp. #	84,156
3,200	Nippon Paper Industries #	60,466
213,700	Nippon Steel Corp. #	584,442
25,014	Nippon Suisan Kaisha Ltd. * #	52,682
22,000	Nisshin Seifun Group, Inc. #	242,187
28,176	OJI Paper Co. Ltd. #	126,310
7,370	Rengo Co. Ltd. #	39,566
4,683	Sumitomo Forestry Co. Ltd. #	47,098
12,923	Sumitomo Metal Mining Ltd. #	162,337
3,400	TonenGeneral Sekiyu K.K. #	30,067
		2,625,022
Luxembourg: 0.6%
5,638	Adecoagro S.A. (USD) *	46,006
21,763	ArcelorMittal #	351,388
3,144	Tenaris S.A. (ADR)	139,122
1,084	Ternium S.A. (ADR)	32,065
		568,581
Malaysia: 0.7%
17,151	Genting Plantation Bhd #	56,789
258,194	IOI Corp. Bhd #	379,300
97	IOI Properties Group Bhd * #	79
37,578	Kuala Lumpur Kepong Bhd #	278,723
3,000	Petronas Dagangan Bhd #	28,224
		743,115
Mexico: 0.5%
19,550	Gruma, S.A.B. de C.V. *	161,809
56,114	Grupo Mexico, S.A.B. de C.V.	177,174
5,202	Industrias Penoles, S.A. de C.V.	135,588
		474,571
Netherlands: 2.6%
84,153	CNH Industrial N.V. (USD) * †	967,760
604	Core Laboratories N.V. (USD)	119,858
6,345	Nutreco N.V. #	282,106
405	Royal Dutch Shell Plc (GBP) #	14,798
32,671	Royal Dutch Shell Plc (GBP) #	1,275,489
		2,660,011
Norway: 1.8%
3,426	Cermaq ASA	38,054
28,546	Marine Harvest ASA #	322,840
30,767	Norsk Hydro ASA #	153,209
90,506	Renewable Energy Corp. A.S. * #	58,815
4,749	SeaDrill Ltd. #	167,219
14,012	Statoil ASA #	395,394
16,102	Yara International ASA #	713,307
		1,848,838
Peru: 0.1%
7,799	Cia de Minas Buenaventura S.A. (ADR)	98,033
Poland: 0.2%
1,191	Jastrzebska Spolka Weglowa SA #	18,078
3,064	KGHM Polska Miedz S.A. #	110,577
4,101	Polski Koncern Naftowy Orlen S.A. #	58,694
21,998	Polskie Gornictwo Naftowe I Gazownictwo S.A. #	32,338
		219,687
Portugal: 0.1%
2,871	Galp Energia, SGPS, S.A. #	49,580
3,899	Portucel-Empresa Productora de Pasta e Papel S.A. #	17,746
		67,326
Russia: 1.8%
12,836	JSC MMC Norilsk Nickel (ADR) #	213,886
6,909	Lukoil (ADR) #	384,266
2,711	Magnitogorsk Iron & Steel Works (GDR) * # Reg S	5,560
1,051	Novatek OAO (GDR) # Reg S	115,794
1,890	Novolipetsk Steel (GDR) # Reg S	23,970
78,809	OAO Gazprom (ADR) #	607,953
7,371	PhosAgro OAO (GDR) * # Reg S	82,251
8,478	Polymetal International (GBP) #	87,827
14,112	Rosneft Oil Co. (GDR) # Reg S	94,103
3,964	Severstal OAO (GDR) # Reg S	30,132
12,845	Surgutneftegas OJSC (ADR) #	94,815
3,239	Tatneft (ADR) #	111,220
		1,851,777
Singapore: 1.1%
603,419	Golden Agri-Resources Ltd. #	276,142
121,081	Olam International Ltd. #	214,464
225,264	Wilmar International Ltd. #	620,884
		1,111,490
South Africa: 1.5%
2,186	African Rainbow Minerals Ltd. #	43,283
2,278	Anglo American Platinum Ltd. * #	102,315
16,982	AngloGold Ashanti Ltd. (ADR) *	290,053
786	Assore Ltd. #	30,490
1,812	Exxaro Resources Ltd. #	24,093
32,544	Gold Fields Ltd. (ADR)	120,087
15,485	Harmony Gold Mining Co. Ltd. (ADR) *	47,229
22,963	Impala Platinum Holdings Ltd. * #	261,143
1,306	Kumba Iron Ore Ltd. † #	46,843
17,974	Lonmin Plc (GBP) * #	85,874
11,419	Northern Platinum Ltd. * #	42,254
12,952	Sappi Ltd. * #	45,565
6,826	Sasol Ltd. #	382,115
		1,521,344
South Korea: 1.0%
1,260	Hyundai Steel Co. #	81,729
285	Korea Zinc Co. Ltd. #	89,108
1,748	POSCO #	488,024
739	SK Energy Co. Ltd. #	85,015
338	SK Holdings Co. Ltd. #	61,386
555	S-Oil Corp. #	32,204
2,449	Woongjin Coway Co. Ltd. #	171,640
20	Young Poong Corp. #	22,192
		1,031,298
Spain: 0.4%
2,549	Acerinox S.A. #	40,994
9,380	Gamesa Corp. Tecnologica S.A. * #	102,026
1,409	Pescanova S.A. * #	—
10,935	Repsol YPF S.A. #	279,395
		422,415
Sweden: 0.8%
3,706	BillerudKorsnas AB #	51,202
6,162	Boliden AB #	93,675
1,438	Holmen AB (B Shares) #	52,679
3,218	Lundin Petroleum AB * #	66,129
1,874	SSAB AB (B Shares) † #	12,552
17,423	Svenska Cellulosa AB (B Shares) #	512,237
		788,474
Switzerland: 4.3%
3,183	Ferrexpo Plc (GBP) #	8,216
147,279	Glencore Xstrata Plc (GBP) #	759,706
8,413	Syngenta AG #	3,196,319
4,519	Transocean, Inc. (USD) †	186,815
10,246	Weatherford International Ltd. (USD) *	177,871
		4,328,927
Taiwan: 0.3%
271,032	China Steel Corp. #	228,511
21,420	Formosa Petrochemical Corp. #	54,618
		283,129
Turkey: 0.1%
40,219	Eregli Demir ve Celik Fabrikalari T.A.S. #	51,890
1,634	Tupras-Turkiye Petrol Rafinerileri AS #	34,575
		86,465
United Kingdom: 8.0%
3,748	Acergy S.A. (NOK) #	69,565
31,323	Anglo American Plc #	800,451
8,663	Antofagasta Plc #	120,864
45,295	BG Group Plc #	845,627
249,078	BP Plc #	2,001,356
69,185	Centrica Plc #	380,618
26,161	DS Smith Plc #	141,785
3,110	ENSCO Plc CL A (USD)	164,146
6,788	Evraz Plc * #	9,045
7,132	Hochschild Mining Plc #	20,109
6,341	Kazakhmys Plc	27,919
10,364	Mondi Plc #	181,615
3,384	Noble Corp Plc (USD)	110,792
17,112	Pennon Group Plc #	212,184
16,019	Petra Diamonds Ltd. * #	39,832
3,408	Petrofac Ltd. #	81,802
28,174	Polyus Gold International Ltd. #	96,081
3,881	Randgold Resources Ltd. (ADR)	291,075
27,940	Rio Tinto Plc #	1,558,151
10,966	Severn Trent Plc #	333,666
12,088	Tullow Oil Plc #	151,063
31,380	United Utilities Group Plc #	412,778
		8,050,524
United States: 46.5%
7,871	AGCO Corp.	434,164
24,282	Alcoa, Inc.	312,509
2,432	Allegheny Technologies, Inc.	91,638
1,784	American States Water Co.	57,605
6,708	Anadarko Petroleum Corp.	568,570
2,395	Andersons, Inc.	141,880
5,256	Apache Corp.	435,985
8,136	Aqua America, Inc.	203,970
59,475	Archer-Daniels-Midland Co.	2,580,620
5,822	Baker Hughes, Inc.	378,546
13,324	Bunge Ltd.	1,059,391
5,622	Cabot Oil & Gas Corp.	190,473
2,887	Cameron International Corp. *	178,330
1,196	Carpenter Technology Corp.	78,984
5,011	CF Industries Holdings, Inc.	1,306,067
2,927	Cheniere Energy, Inc. *	162,009
6,742	Chesapeake Energy Corp.	172,730
25,422	Chevron Corp.	3,022,930
1,158	Cimarex Energy Co.	137,929
3,449	Cliffs Natural Resources, Inc. †	70,567
4,354	Coeur d’Alene Mines Corp. *	40,449
1,401	Concho Resources, Inc. *	171,623
16,326	ConocoPhillips	1,148,534
3,052	Consol Energy, Inc.	121,927
569	Continental Resources, Inc. *	70,710
5,597	Cree, Inc. *	316,566
14,842	Darling International, Inc. *	297,137
33,398	Deere & Co.	3,032,538
4,740	Denbury Resources, Inc.	77,736
5,099	Devon Energy Corp.	341,276
926	Diamond Offshore Drilling, Inc. †	45,152
3,637	EOG Resources, Inc.	713,470
2,009	EQT Corp.	194,813
57,541	Exxon Mobil Corp.	5,620,605
3,251	First Solar, Inc. *	226,887
3,143	FMC Technologies, Inc. *	164,347
23,397	Freeport-McMoRan Copper & Gold, Inc.	773,739
6,141	Graphic Packaging Holding Co. *	62,393
11,330	Halliburton Co.	667,224
14,473	Hecla Mining Co. †	44,432
1,432	Helmerich & Payne, Inc.	154,026
3,639	Hess Corp.	301,600
2,649	HollyFrontier Corp.	126,039
6,730	Ingredion, Inc.	458,178
12,383	International Paper Co.	568,132
1,802	Itron, Inc. *	64,043
1,333	Joy Global, Inc. †	77,314
1,453	Kinder Morgan Management, LLC *	104,137
8,920	Kinder Morgan, Inc.	289,811
1,167	Lindsay Corp. †	102,906
3,986	Louisiana-Pacific Corp. *	67,244
9,281	Marathon Oil Corp.	329,661
4,926	MeadWestvaco Corp.	185,415
47,415	Monsanto Co.	5,394,405
30,627	Mosaic Co.	1,531,350
2,293	Murphy Oil Corp.	144,138
5,706	National Oilwell Varco, Inc.	444,326
21,030	Newmont Mining Corp.	492,943
4,792	Noble Energy, Inc.	340,424
7,173	Nucor Corp.	362,523
10,583	Occidental Petroleum Corp.	1,008,454
1,441	Oceaneering International, Inc.	103,550
2,767	ONEOK, Inc.	163,945
816	Ormat Technologies, Inc.	24,488
2,772	Packaging Corp. of America	195,066
3,612	Peabody Energy Corp.	59,020
7,825	Phillips 66	602,995
5,382	Pilgrim’s Pride Corp. *	112,591
1,903	Pioneer Natural Resources Co.	356,127
2,388	QEP Resources, Inc.	70,303
2,180	Range Resources Corp.	180,875
1,748	Reliance Steel & Aluminum Co.	123,514
2,023	Rock-Tenn Co. (Class A)	213,568
1,467	Royal Gold, Inc.	91,864
17,408	Schlumberger Ltd.	1,697,280
858	Schweitzer-Mauduit International, Inc.	36,542
26	Seaboard Corp. *	68,158
4,385	Southern Copper Corp.	127,647
4,700	Southwestern Energy Co. *	216,247
8,924	Spectra Energy Corp.	329,653
5,025	Steel Dynamics, Inc.	89,395
5,053	Stillwater Mining Co. *	74,835
1,846	Sunpower Corp. * †	59,552
1,755	Tesoro Corp.	88,785
1,650	The Chefs’ Warehouse, Inc. *	35,310
12,607	Tractor Supply Co.	890,432
24,285	Tyson Foods, Inc.	1,068,783
3,260	United States Steel Corp. †	90,009
7,091	Valero Energy Corp.	376,532
16,497	Weyerhaeuser Co.	484,187
1,580	Whiting Petroleum Corp. *	109,636
9,114	Williams Companies, Inc.	369,846
1,190	Worthington Industries, Inc.	45,518
		46,819,777
Total Common Stocks (Cost: $100,673,421)		101,114,955
MONEY MARKET FUND: 0.0% (Cost: $5,693)
5,693	Dreyfus Government Cash Management Fund	5,693
Total Investments Before Collateral for Securities Loaned: 100.4%
(Cost: $100,679,114)		101,120,648

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.3%
Repurchase Agreements: 3.3%
$1,000,000	Repurchase agreement dated 3/31/14 with Citigroup Global Markets, Inc., 0.09% due 4/1/14, proceeds $1,000,005; (collateralized by various U.S. government and agency obligations, 0.00% to 10.63%, due 4/3/14 to 2/15/41, valued at $1,020,000 including accrued interest)	1,000,000

1,000,000	Repurchase agreement dated 3/31/14 with Daiwa Capital Markets America, 0.12% due 4/1/14, proceeds $1,000,007; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 3/27/17 to 3/1/48, valued at $1,020,000 including accrued interest)	1,000,000

336,880	Repurchase agreement dated 3/31/14 with HSBC Securities USA, Inc., 0.05% due 4/1/14, proceeds $336,881; (collateralized by various U.S. government and agency obligations, 0.25% to 3.88%, due 4/15/14 to 8/15/40, valued at $343,618 including accrued interest)	336,880

1,000,000	Repurchase agreement dated 3/31/14 with Nomura Securities Int., Inc., 0.10% due 4/1/14, proceeds $1,000,006; (collateralized by various U.S. government and agency obligations, 0.00% to 6.04%, due 4/1/14 to 5/1/47, valued at $1,020,000 including accrued interest)	1,000,000

Total Short-Term Investments Held as Collateral for Securities Loaned: 3.3% (Cost: $3,336,880)		3,336,880
Total Investments: 103.7% (Cost: $104,015,994)		104,457,528
Liabilities in excess of other assets: (3.7)%		(3,765,097)
NET ASSETS: 100.0%		$100,692,431

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
NOK	Norwegian Krone
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,243,938.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $37,225,969 which represents 37.0% of net assets.
§	Illiquid Security – the aggregate value of illiquid securities is $26,820 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $327,236, or 0.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Agriculture	25.8%	$26,083,541
Alternative Energy Sources	1.3	1,354,861
Base/Industrial Metals	12.7	12,812,597
Basic Materials	4.5	4,519,687
Consumer, Non-cyclical	1.6	1,604,650
Energy	40.7	41,154,646
Financial	0.0	79
Forest Products	4.2	4,269,738
Industrial	1.2	1,245,640
Precious Metals	5.3	5,303,883
Technology	0.3	316,566
Utilities	0.5	521,018
Water	1.9	1,928,049
Money Market Fund	0.0	5,693
	100.0%	$101,120,648

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$79,957	$—	$—	$79,957
Australia	—	4,156,684	—	4,156,684
Austria	29,034	257,408	—	286,442
Bermuda	85,659	—	—	85,659
Brazil	1,163,203	—	—	1,163,203
Canada	11,734,192	—	—	11,734,192
Chile	220,727	—	—	220,727
China / Hong Kong	76,616	1,899,160	—	1,975,776
Colombia	77,205	—	—	77,205
Denmark	—	413,589	—	413,589
Finland	—	172,093	—	172,093
France	271,160	2,669,272	—	2,940,432
Germany	—	508,961	—	508,961
Greece	—	17,305	—	17,305
Hungary	—	39,172	—	39,172
India	—	354,460	—	354,460
Indonesia	—	152,006	—	152,006
Ireland	—	156,077	—	156,077
Italy	—	980,211	—	980,211
Japan	—	2,625,022	—	2,625,022
Luxembourg	217,193	351,388	—	568,581
Malaysia	—	743,115	—	743,115
Mexico	474,571	—	—	474,571
Netherlands	1,087,618	1,572,393	—	2,660,011
Norway	38,054	1,810,784	—	1,848,838
Peru	98,033	—	—	98,033
Poland	—	219,687	—	219,687
Portugal	—	67,326	—	67,326
Russia	—	1,851,777	—	1,851,777
Singapore	—	1,111,490	—	1,111,490
South Africa	457,369	1,063,975	—	1,521,344
South Korea	—	1,031,298	—	1,031,298
Spain	—	422,415	—	422,415
Sweden	—	788,474	—	788,474
Switzerland	364,686	3,964,241	—	4,328,927
Taiwan	—	283,129	—	283,129
Turkey	—	86,465	—	86,465
United Kingdom	593,932	7,456,592	—	8,050,524
United States	46,819,777	—	—	46,819,777
Money Market Fund	5,693	—	—	5,693
Repurchase Agreements	—	3,336,880	—	3,336,880
Total	$63,894,679	$40,562,849	$—	$104,457,528

During the period ended March 31, 2014, transfers of securities from Level 2 to Level 1 were $ 324,591. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2014:

Common Stocks
Spain
Balance as of December 31, 2013	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of March 31, 2014	$—

See Notes to Schedules of Investments

OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Bermuda: 7.4%
1,433,596	Nabors Industries Ltd. (USD)	$35,338,142
1,871,562	Seadrill Ltd. (USD) †	65,804,120
		101,142,262
Luxembourg: 4.1%
1,251,749	Tenaris S.A. (ADR)	55,389,893
Netherlands: 2.4%
167,336	Core Laboratories N.V. (USD)	33,206,156
Switzerland: 7.6%
1,440,545	Transocean, Inc. (USD) †	59,552,130
2,599,623	Weatherford International Ltd. (USD) *	45,129,455
		104,681,585
United Kingdom: 7.5%
1,165,766	ENSCO Plc CL A (USD)	61,529,130
1,262,612	Noble Corp Plc (USD)	41,337,917
		102,867,047
United States: 71.0%
1,067,118	Baker Hughes, Inc.	69,384,012
942,955	Cameron International Corp. *	58,246,330
88,189	CARBO Ceramics, Inc.	12,169,200
421,204	Diamond Offshore Drilling, Inc. †	20,537,907
311,856	Dresser-Rand Group, Inc. *	18,215,509
908,455	FMC Technologies, Inc. *	47,503,112
2,772,770	Halliburton Co.	163,288,425
516,648	Helmerich & Payne, Inc.	55,570,659
1,048,882	McDermott International, Inc. *	8,202,257
1,396,519	National Oilwell Varco, Inc.	108,746,935
532,786	Oceaneering International, Inc.	38,286,002
170,413	Oil States International, Inc. *	16,802,722
632,685	Patterson-UTI Energy, Inc.	20,043,461
589,522	Rowan Companies Plc *	19,855,101
2,870,871	Schlumberger Ltd.	279,909,923
781,104	Superior Energy Services, Inc.	24,026,759
250,373	Tidewater, Inc.	12,173,135
		972,961,449
Total Common Stocks (Cost: $1,399,024,594)		1,370,248,392
MONEY MARKET FUND: 0.0% (Cost: $39,714)
39,714	Dreyfus Government Cash Management Fund	39,714
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $1,399,064,308)		1,370,288,106

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 9.3%
Repurchase Agreements: 9.3%
$6,378,261	Repurchase agreement dated 3/31/14 with Credit Suisse Securities (USA) LLC, 0.05% due 4/1/14, proceeds $6,378,279; (collateralized by various U.S. government and agency obligations, 0.00% to 0.00%, due 8/15/23 to 5/15/43, valued at $6,505,834 including accrued interest)	6,378,261

30,299,085	Repurchase agreement dated 3/31/14 with Daiwa Capital Markets America, 0.12% due 4/1/14, proceeds $30,299,287; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 3/27/17 to 3/1/48, valued at $30,905,067 including accrued interest)	30,299,085

30,299,085	Repurchase agreement dated 3/31/14 with HSBC Securities USA, Inc., 0.06% due 4/1/14, proceeds $30,299,186; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 4/15/14 to 11/15/30, valued at $30,905,138 including accrued interest)	30,299,085

30,299,085	Repurchase agreement dated 3/31/14 with Nomura Securities Int., Inc., 0.10% due 4/1/14, proceeds $30,299,253; (collateralized by various U.S. government and agency obligations, 0.00% to 6.04%, due 4/1/14 to 5/1/47, valued at $30,905,067 including accrued interest)	30,299,085

30,299,085	Repurchase agreement dated 3/31/14 with RBS Securities, Inc., 0.08% due 4/1/14, proceeds $30,299,220; (collateralized by various U.S. government and agency obligations, 0.38% to 6.75%, due 4/23/14 to 7/15/32, valued at $30,905,144 including accrued interest)	30,299,085

Total Short-Term Investments Held as Collateral for Securities Loaned: 9.3% (Cost: $127,574,601)		127,574,601
Total Investments: 109.3% (Cost: $1,526,638,909)		1,497,862,707
Liabilities in excess of other assets: (9.3)%		(127,918,757)
NET ASSETS: 100.0%		$1,369,943,950

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $124,545,697.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Engineering / R&D Services	0.6%	$8,202,257
Oil - Field Services	49.8	682,202,654
Oil & Gas Drilling	27.7	379,568,567
Oil Field Machine & Equipment	17.0	232,711,886
Steel Pipe & Tube	4.0	55,389,893
Transport - Marine	0.9	12,173,135
Money Market Fund	0.0	39,714
	100.0%	$1,370,288,106

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$1,370,248,392	$—	$—	$1,370,248,392
Money Market Fund	39,714	—	—	39,714
Repurchase Agreements	—	127,574,601	—	127,574,601
Total	$1,370,288,106	$127,574,601	$—	$1,497,862,707

* See Schedule of Investments for security type and industry sector breakouts.

See Notes to Schedules of Investments

RARE EARTH/STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 95.8%
Australia: 14.6%
7,109,093	Alkane Resources Ltd. * † #	$2,187,319
877,615	Iluka Resources Ltd. † #	8,076,517
18,759,029	Lynas Corp. Ltd. * † #	3,667,869
		13,931,705
Canada: 3.7%
1,006,199	5N Plus, Inc. *	3,482,383
Chile: 6.0%
405,875	Molibdenos y Metales S.A.	5,711,463
China / Hong Kong: 18.3%
10,638,000	China Molybdenum Co. Ltd. (Class H) #	4,149,656
30,086,000	China Rare Earth Holdings Ltd. * #	4,000,493
15,336,000	Hunan Non-Ferrous Metal Corp. Ltd. * #	4,390,807
101,650,000	North Mining Shares Co. Ltd. * #	4,855,778
		17,396,734
France: 7.6%
60,327	Eramet S.A. † #	7,259,953
Ireland: 4.5%
18,325,817	Kenmare Resources Plc (GBP) *	4,277,264
Japan: 9.4%
279,500	OSAKA Titanium Technologies Co. † #	4,857,083
689,900	Toho Titanium Co. Ltd. * † #	4,134,395
		8,991,478
Mexico: 1.5%
1,750,823	Cia Minera Autlan S.A.B de C.V.	1,450,437
South Africa: 8.0%
195,964	Assore Ltd. #	7,601,738
United States: 22.2%
1,722,646	General Moly, Inc. *	1,705,420
1,039,082	Molycorp, Inc. * †	4,873,295
155,302	RTI International Metals, Inc. *	4,314,290
1,725,217	Thompson Creek Metals Co., Inc. *	3,760,973
272,355	Tronox Ltd.	6,473,878
		21,127,856
Total Common Stocks (Cost: $159,490,590)		91,231,011
PREFERRED STOCK: 4.1%
Brazil: 4.1% (Cost: $4,212,731)
690,000	Cia de Ferro Ligas da Bahia	3,914,026
MONEY MARKET FUND: 0.0% (Cost: $3,527)
3,527	Dreyfus Government Cash Management Fund	3,527
Total Investments Before Collateral for Securities Loaned: 99.9%
(Cost: $163,706,848)		95,148,564

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 22.9%
Repurchase Agreements: 22.9%
$1,087,758	Repurchase agreement dated 3/31/14 with Credit Suisse Securities (USA) LLC, 0.05% due 4/1/14, proceeds $1,087,761; (collateralized by various U.S. government and agency obligations, 0.00% to 0.00%, due 8/15/23 to 5/15/43, valued at $1,109,515 including accrued interest)	1,087,758

5,167,311	Repurchase agreement dated 3/31/14 with Daiwa Capital Markets America, 0.12% due 4/1/14, proceeds $5,167,345; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 3/27/17 to 3/1/48, valued at $5,270,657 including accrued interest)	5,167,311

5,167,311	Repurchase agreement dated 3/31/14 with HSBC Securities USA, Inc., 0.06% due 4/1/14, proceeds $5,167,328; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 4/15/14 to 11/15/30, valued at $5,270,669 including accrued interest)	5,167,311

5,167,311	Repurchase agreement dated 3/31/14 with Nomura Securities Int., Inc., 0.10% due 4/1/14, proceeds $5,167,340; (collateralized by various U.S. government and agency obligations, 0.00% to 6.04%, due 4/1/14 to 5/1/47, valued at $5,270,657 including accrued interest)	5,167,311

5,167,311	Repurchase agreement dated 3/31/14 with RBS Securities, Inc., 0.08% due 4/1/14, proceeds $5,167,334; (collateralized by various U.S. government and agency obligations, 0.38% to 6.75%, due 4/23/14 to 7/15/32, valued at $5,270,670 including accrued interest)	5,167,311

Total Short-Term Investments Held as Collateral for Securities Loaned: 22.9% (Cost: $21,757,002)		21,757,002
Total Investments: 122.8% (Cost: $185,463,850)		116,905,566
Liabilities in excess of other assets: (22.8)%		(21,707,508)
NET ASSETS: 100.0%		$95,198,058

GBP	British Pound

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $20,006,251.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $55,181,608 which represents 58.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Chemicals - Specialty	6.8%	$6,473,878
Diversified Minerals	21.3	20,247,013
Metal - Diversified	21.3	20,277,297
Metal - Iron	5.7	5,364,463
Metal Processors & Fabricators	4.5	4,314,290
Mining	7.6	7,259,953
Non - Ferrous Metals	32.8	31,208,143
Money Market Fund	0.0	3,527
	100.0%	$95,148,564

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$13,931,705	$—	$13,931,705
Canada	3,482,383	—	—	3,482,383
Chile	5,711,463	—	—	5,711,463
China / Hong Kong	—	17,396,734	—	17,396,734
France	—	7,259,953	—	7,259,953
Ireland	4,277,264	—	—	4,277,264
Japan	—	8,991,478	—	8,991,478
Mexico	1,450,437	—	—	1,450,437
South Africa	—	7,601,738	—	7,601,738
United States	21,127,856	—	—	21,127,856
Preferred Stock	3,914,026	—	—	3,914,026
Money Market Fund	3,527	—	—	3,527
Repurchase Agreements	—	21,757,002	—	21,757,002
Total	$39,966,956	$76,938,610	$—	$116,905,566

During the period ended March 31, 2014, transfers of securities from Level 1 to Level 2 were $ 3,938,894 and transfers from Level 2 to Level 1 were $ 4,692,973. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

SOLAR ENERGY ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Canada: 4.3%
39,825	Canadian Solar, Inc. (USD) * †	$1,275,993
China / Hong Kong: 35.2%
463,000	China Singyes Solar Technologies Holdings Ltd. #	731,268
6,589,000	GCL-Poly Energy Holdings Ltd. * #	2,383,460
11,834,000	Hanergy Solar Group Ltd. * † #	1,864,713
45,882	JA Solar Holdings Co. Ltd. (ADR) * †	466,620
32,632	JinkoSolar Holding Co. Ltd. (ADR) * †	912,064
102,354	LDK Solar Co. Ltd. (ADR) * #	25,589
107,818	Renesola Ltd. (ADR) * †	346,096
1,062,000	Shunfeng Photovoltaic International Ltd. * #	1,243,560
63,655	Trina Solar Ltd. (ADR) * †	856,160
3,100,000	United Photovoltaics Group Ltd. * #	324,605
2,720,000	Xinyi Solar Holdings Ltd. * #	816,228
118,391	Yingli Green Energy Holding Co. Ltd. (ADR) * †	515,001
		10,485,364
Germany: 1.9%
10,674	SMA Solar Technology A.G. #	566,841
Norway: 4.0%
1,816,226	Renewable Energy Corp. A.S. * #	1,180,267
Singapore: 1.5%
29,701	REC Solar ASA (NOK) * #	457,183
South Korea: 0.6%
72,477	Nexolon Co. Ltd. * #	75,499
46,007	Woongjin Energy Co. Ltd. * #	94,517
		170,016
Switzerland: 4.6%
84,987	Meyer Burger Technology A.G. * † #	1,382,197
Taiwan: 14.6%
371,000	Danen Technology Corp. * #	187,715
537,000	E-Ton Solar Tech Co. Ltd. * #	308,405
22,750	Giga Solar Materials Corp. #	496,906
415,688	Gintech Energy Corp. * #	393,709
294,322	Green Energy Technology, Inc. * #	251,635
372,000	Motech Industries, Inc. * #	655,571
678,271	Neo Solar Power Corp. * #	809,369
555,000	Sino-American Silicon Products, Inc. * #	974,158
362,301	Solartech Energy Corp. * #	276,426
		4,353,894
United States: 33.5%
23,933	Advanced Energy Industries, Inc. *	586,358
41,338	First Solar, Inc. *	2,884,979
91,283	GT Advanced Technologies, Inc. * †	1,556,375
19,399	SolarCity Corp. * †	1,214,765
124,544	SunEdison, Inc. *	2,346,409
43,336	Sunpower Corp. * †	1,398,019
		9,986,905
Total Common Stocks (Cost: $20,780,470)		29,858,660
MONEY MARKET FUND: 0.4% (Cost: $123,128)
123,128	Dreyfus Government Cash Management Fund	123,128

Total Investments Before Collateral for Securities Loaned: 100.6%
(Cost: $20,903,598)		29,981,788
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 28.5% (Cost: $8,507,222)
8,507,222	Bank of New York Overnight Government Fund	8,507,222
Total Investments: 129.1% (Cost: $29,410,820)		38,489,010
Liabilities in excess of other assets: (29.1)%		(8,664,262)
NET ASSETS: 100.0%		$29,824,748

ADR	American Depositary Receipt
NOK	Norwegian Krone
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $8,160,635.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $15,499,821 which represents 52.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Building & Construct Product - Miscellaneous	2.5%	$731,268
Electronic Component - Semiconductors	44.1	13,220,881
Energy - Alternate Sources	32.9	9,873,697
Machine - Tools & Related Products	4.6	1,382,197
Power Conversion / Supply Equipment	15.5	4,650,617
Money Market Fund	0.4	123,128
	100.0%	$29,981,788

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$1,275,993	$—	$—	$1,275,993
China / Hong Kong	3,095,941	7,389,423	—	10,485,364
Germany	—	566,841	—	566,841
Norway	—	1,180,267	—	1,180,267
Singapore	—	457,183	—	457,183
South Korea	—	170,016	—	170,016
Switzerland	—	1,382,197	—	1,382,197
Taiwan	—	4,353,894	—	4,353,894
United States	9,986,905	—	—	9,986,905
Money Market Funds	8,630,350	—	—	8,630,350
Total	$22,989,189	$15,499,821	$—	$38,489,010

During the period ended March 31, 2014, transfers of securities from Level 1 to Level 2 were $ 599,937. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

STEEL ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Brazil: 22.7%
1,042,056	Cia Siderurgica Nacional S.A. (ADR) †	$4,543,364
704,182	Gerdau S.A. (ADR)	4,513,807
988,469	Vale S.A. (ADR) †	13,670,526
		22,727,697
India: 4.7%
379,175	Sesa Sterlite Ltd. (ADR)	4,709,353
Luxembourg: 17.1%
396,901	ArcelorMittal (USD) †	6,409,951
140,674	Tenaris S.A. (ADR)	6,224,824
150,862	Ternium S.A. (ADR)	4,462,498
		17,097,273
Russia: 0.7%
316,762	Mechel OAO (ADR) * †	655,697
South Korea: 5.8%
83,114	POSCO (ADR)	5,768,943
United Kingdom: 13.7%
245,666	Rio Tinto Plc (ADR) †	13,715,533
United States: 35.3%
17,836	A.M. Castle & Co. *	262,011
104,010	AK Steel Holding Corp. * †	750,952
82,142	Allegheny Technologies, Inc.	3,095,111
40,378	Carpenter Technology Corp.	2,666,563
116,492	Cliffs Natural Resources, Inc. †	2,383,426
89,268	Commercial Metals Co.	1,685,380
23,415	Gibraltar Industries, Inc. *	441,841
7,846	LB Foster Co.	367,585
95,748	Nucor Corp.	4,839,104
8,344	Olympic Steel, Inc.	239,473
61,659	Reliance Steel & Aluminum Co.	4,356,825
20,250	Schnitzer Steel Industries, Inc.	584,213
169,696	Steel Dynamics, Inc.	3,018,892
53,057	SunCoke Energy, Inc. *	1,211,822
73,313	Timken Co.	4,309,338
110,100	United States Steel Corp. †	3,039,861
53,580	Worthington Industries, Inc.	2,049,435
		35,301,832
Total Common Stocks
(Cost: $139,349,382)		99,976,328
MONEY MARKET FUND: 0.0%
(Cost: $10,354)
10,354	Dreyfus Government Cash Management Fund	10,354
Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $139,359,736)		99,986,682

Principal Amount
Total Short-Term Investments Held as Collateral for Securities Loaned: 29.7%
Repurchase Agreements: 29.7%
$1,486,040	Repurchase agreement dated 3/31/14 with Credit Suisse Securities (USA) LLC, 0.05% due 4/1/14, proceeds $1,486,044; (collateralized by various U.S. government and agency obligations, 0.00% to 0.00%, due 8/15/23 to 5/15/43, valued at $1,515,763 including accrued interest)	1,486,040

7,059,278	Repurchase agreement dated 3/31/14 with Daiwa Capital Markets America, 0.12% due 4/1/14, proceeds $7,059,325; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 3/27/17 to 3/1/48, valued at $7,200,464 including accrued interest)	7,059,278

7,059,278	Repurchase agreement dated 3/31/14 with HSBC Securities USA, Inc., 0.06% due 4/1/14, proceeds $7,059,302; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 4/15/14 to 11/15/30, valued at $7,200,480 including accrued interest)	7,059,278

7,059,278	Repurchase agreement dated 3/31/14 with Nomura Securities Int., Inc., 0.10% due 4/1/14, proceeds $7,059,317; (collateralized by various U.S. government and agency obligations, 0.00% to 6.04%, due 4/1/14 to 5/1/47, valued at $7,200,464 including accrued interest)	7,059,278

7,059,278	Repurchase agreement dated 3/31/14 with RBS Securities, Inc., 0.08% due 4/1/14, proceeds $7,059,309; (collateralized by various U.S. government and agency obligations, 0.38% to 6.75%, due 4/23/14 to 7/15/32, valued at $7,200,482 including accrued interest)	7,059,278

Total Short-Term Investments Held as Collateral for Securities Loaned: 29.7%
(Cost: $29,723,152)		29,723,152
Total Investments: 129.7%
(Cost: $169,082,888)		129,709,834
Liabilities in excess of other assets: (29.7)%		(29,709,347)
NET ASSETS: 100.0%		$100,000,487

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $29,007,618.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Building & Construction	0.5%	$441,841
Coal	1.2	1,211,822
Diversified Minerals	4.7	4,709,353
Metal - Diversified	13.7	13,715,533
Metal - Iron	16.1	16,053,952
Metal Processors & Fabricators	6.7	6,726,358
Metal Products - Distribution	0.5	501,484
Steel - Producers	47.3	47,296,050
Steel - Specialty	3.1	3,095,111
Steel Pipe & Tube	6.2	6,224,824
Money Market Fund	0.0	10,354
	100.0%	$99,986,682

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$99,976,328	$—	$—	$99,976,328
Money Market Fund	10,354	—	—	10,354
Repurchase Agreements	—	29,723,152	—	29,723,152
Total	$99,986,682	$29,723,152	$—	$129,709,834

* See Schedule of Investments for security type and industry sector breakouts.

See Notes to Schedules of Investments

UNCONVENTIONAL OIL & GAS ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Australia: 0.3%
45,816	Aurora Oil & Gas Ltd. (CAD) *	$174,755
Canada: 25.7%
35,162	ARC Resources Ltd.	970,041
39,521	Athabasca Oil Corp. *	285,017
12,726	Baytex Energy Corp. (USD) †	523,420
16,387	Birchcliff Energy Ltd. *	163,313
17,209	Bonavista Energy Corp. †	252,113
83,402	Cenovus Energy, Inc. (USD)	2,415,322
42,809	Crescent Point Energy Corp. †	1,564,977
81,717	EnCana Corp. (USD)	1,747,109
23,835	Enerplus Corp. (USD) †	477,415
34,622	Husky Energy, Inc.	1,040,150
23,451	Lightstream Resources Ltd. †	119,406
14,883	MEG Energy Corp. *	503,763
5,368	Paramount Resources Ltd. *	231,937
55,219	Pengrowth Energy Corp. (USD) †	335,732
53,548	Penn West Petroleum Ltd. (USD) †	447,661
14,967	Peyto Exploration & Development Corp.	511,488
99,655	Talisman Energy, Inc. (USD)	994,557
18,707	Tourmaline Oil Corp. *	885,733
22,049	Whitecap Resources, Inc. †	246,509
		13,715,663
United States: 73.9%
50,268	Anadarko Petroleum Corp.	4,260,716
4,920	Antero Resources Corp. *	307,992
13,988	BreitBurn Energy Partners LP	279,340
36,665	Cabot Oil & Gas Corp.	1,242,210
60,195	Chesapeake Energy Corp.	1,542,196
8,781	Cimarex Energy Co.	1,045,905
6,417	Concho Resources, Inc. *	786,083
6,970	Continental Resources, Inc. * †	866,162
29,658	Denbury Resources, Inc.	486,391
39,679	Devon Energy Corp.	2,655,715
3,441	Diamondback Energy, Inc. *	231,614
6,485	Energen Corp.	524,053
19,537	EOG Resources, Inc.	3,832,573
12,836	EQT Corp.	1,244,707
20,166	EXCO Resources, Inc. †	112,930
9,641	Forest Oil Corp. *	18,414
8,500	Gulfport Energy Corp. *	605,030
36,265	Hess Corp.	3,005,643
24,370	Kodiak Oil & Gas Corp. *	295,852
38,889	Linn Energy, LLC †	1,101,337
13,873	LinnCo, LLC	375,265
7,274	National Fuel Gas Co.	509,471
14,076	Newfield Exploration Co. *	441,423
29,563	Noble Energy, Inc.	2,100,156
4,064	Northern Oil and Gas, Inc. *	59,416
10,450	Oasis Petroleum, Inc. *	436,079
42,884	Occidental Petroleum Corp.	4,086,416
10,901	Pioneer Natural Resources Co.	2,040,013
13,889	QEP Resources, Inc.	408,892
11,140	Range Resources Corp.	924,286
4,247	Rosetta Resources, Inc. *	197,825
5,744	SM Energy Co.	409,490
30,646	Southwestern Energy Co. *	1,410,022
11,849	Ultra Petroleum Corp. * †	318,620
9,313	Vanguard Natural Resources, LLC †	277,248
11,167	Whiting Petroleum Corp. *	774,878
17,044	WPX Energy, Inc. *	307,303
		39,521,666
Total Common Stocks (Cost: $50,865,297)		53,412,084
MONEY MARKET FUND: 0.0% (Cost: $1,575)
1,575	Dreyfus Government Cash Management Fund	1,575
Total Investments Before Collateral for Securities Loaned: 99.9%
(Cost: $50,866,872)		53,413,659
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 7.4%
(Cost: $3,942,714)
3,942,714	Bank of New York Overnight Government Fund	3,942,714
Total Investments: 107.3% (Cost: $54,809,586)		57,356,373
Liabilities in excess of other assets: (7.3)%		(3,916,685)
NET ASSETS: 100.0%		$53,439,688

CAD	Canadian Dollar
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,800,834.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Gas-Distribution	1.0%	$509,471
Oil Company - Exploration & Production	86.9	46,441,498
Oil Company - Integrated	12.1	6,461,115
Money Market Fund	0.0	1,575
	100.0%	$53,413,659

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$53,412,084	$—	$—	$53,412,084
Money Market Funds	3,944,289	—	—	3,944,289
Total	$57,356,373	$—	$—	$57,356,373

* See Schedule of Investments for security type and industry sector breakouts.

See Notes to Schedules of Investments

URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Australia: 0.1%
25,343	Energy Resources of Australia Ltd. * #	$31,362
128,343	Paladin Energy Ltd. (CAD) *	56,395
		87,757
Canada: 2.0%
60,517	Cameco Corp. (USD) †	1,385,839
62,925	Denison Mines Corp. *	92,927
10,446	Uranium Energy Corp. (USD) *	13,789
		1,492,555
Czech Republic: 1.0%
24,689	CEZ A.S. #	709,399
Finland: 2.0%
66,588	Fortum OYJ	1,514,286
France: 3.5%
30,222	Alstom S.A. #	825,137
45,252	Electricite de France S.A. #	1,790,071
		2,615,208
India: 1.0%
34,030	Larsen & Toubro Ltd. (GDR) Reg S	724,730
Japan: 22.8%
48,200	Chugoku Electric Power Co., Inc. #	672,192
740,000	Hitachi Ltd. #	5,489,757
31,300	Hokkaido Electric Power Co., Inc. * #	264,407
30,600	Hokuriku Electric Power Co. #	397,649
226,714	IHI Corp. #	956,036
39,974	JGC Corp. #	1,391,774
162,205	Kajima Corp. #	568,816
130,700	Kansai Electric Power Co., Inc. * #	1,342,724
72,500	Kyushu Electric Power Co., Inc. * #	888,397
516,106	Mitsubishi Heavy Industries Ltd. #	2,993,052
34,100	Shikoku Electric Power Co., Inc. * #	463,394
6,300	Taihei Dengyo Kaisha Ltd. #	39,078
76,900	Tohoku Electric Power Co., Inc. #	792,598
110,600	Tokyo Electric Power Co., Inc. * #	445,982
6,300	Toshiba Plant Systems & Services Corp. #	94,167
23,000	Toyo Engineering Corp. #	105,666
		16,905,689
Netherlands: 1.7%
14,120	Chicago Bridge & Iron Co. N.V. (USD)	1,230,558
South Korea: 2.7%
7,470	Doosan Heavy Industries & Construction Co. Ltd. #	247,663
1,696	KEPCO Engineering & Construction Co., Inc. #	104,844
96,238	Korea Electric Power Corp. (ADR) *	1,652,407
		2,004,914
United Kingdom: 2.9%
42,865	AMEC Plc #	802,804
45,417	Babcock International Group Plc #	1,019,906
41,247	Serco Group Plc	289,500
		2,112,210
United States: 60.4%
30,435	Ameren Corp.	1,253,922
30,740	AMETEK, Inc.	1,582,803
64,200	Dominion Resources, Inc./VA	4,557,558
22,205	DTE Energy Co.	1,649,609
83,921	Duke Energy Corp.	5,976,854
18,847	Entergy Corp.	1,259,922
85,254	Exelon Corp.	2,861,124
45,479	FirstEnergy Corp.	1,547,650
16,627	Flowserve Corp.	1,302,559
17,373	Fluor Corp.	1,350,403
56,043	NextEra Energy, Inc.	5,358,832
48,306	PG&E Corp.	2,086,819
11,968	Pinnacle West Capital Corp.	654,171
89,728	PPL Corp.	2,973,586
77,429	Public Service Enterprise Group, Inc.	2,953,142
4,531	SPX Corp.	445,443
112,540	The Southern Co.	4,945,008
62,504	Xcel Energy, Inc.	1,897,621
		44,657,026
Total Common Stocks (Cost: $69,593,211)		74,054,332
CLOSED-END FUND: 0.1% (Cost: $56,595)
11,800	Uranium Participation Corp. *	59,762
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $69,649,806)		74,114,094
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.8% (Cost: $1,351,039)
1,351,039	Bank of New York Overnight Government Fund	1,351,039
Total Investments: 102.0% (Cost: $71,000,845)		75,465,133
Liabilities in excess of other assets: (2.0)%		(1,485,695)
NET ASSETS: 100.0%		$73,979,438

ADR	American Depositary Receipt
CAD	Canadian Dollar
GDR	Global Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,322,868.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $22,436,875 which represents 30.3% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Aerospace / Defense-Equipment	1.3%	$956,036
Building - Heavy Construction	1.7	1,230,558
Building - Maintenance & Service	1.4	1,019,906
Building & Construction	0.8	607,894
Consulting Services	0.4	289,500
Diversified Manufacturing Operations	0.6	445,443
Electric - Generation	0.9	709,399
Electric - Integrated	67.7	50,199,925
Electric Products - Miscellaneous	9.5	7,072,560
Engineering / R&D Services	5.1	3,771,584
Machinery - General Industry	5.5	4,065,852
Machinery - Pumps	1.8	1,302,559
Non - Ferrous Metals	2.1	1,580,312
Oil - Field Services	1.1	802,804
Closed-End Fund	0.1	59,762
	100.0%	$74,114,094

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$56,395	$31,362	$—	$87,757
Canada	1,492,555	—	—	1,492,555
Czech Republic	—	709,399	—	709,399
Finland	1,514,286	—	—	1,514,286
France	—	2,615,208	—	2,615,208
India	724,730	—	—	724,730
Japan	—	16,905,689	—	16,905,689
Netherlands	1,230,558	—	—	1,230,558
South Korea	1,652,407	352,507	—	2,004,914
United Kingdom	289,500	1,822,710	—	2,112,210
United States	44,657,026	—	—	44,657,026
Closed-End Fund	59,762	—	—	59,762
Money Market Fund	1,351,039	—	—	1,351,039
Total	$53,028,258	$22,436,875	$—	$75,465,133

See Notes to Schedules of Investments

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2014 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in the interest rates between the U.S. and foreign markets and are classified as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of March 31, 2014, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Agribusiness ETF	$3,820,137,943	$467,797,073	$(656,193,873)	$(188,396,800)
Coal ETF	285,599,547	7,121,789	(120,232,938)	(113,111,149)
Global Alternative Energy ETF	134,067,716	26,012,458	(33,425,153)	(7,412,695)
Gold Miners ETF	11,514,613,184	61,728,108	(3,835,884,447)	(3,774,156,339)
Junior Gold Miners ETF	3,179,800,160	73,222,673	(1,217,672,516)	(1,144,449,843)
Natural Resources ETF	106,394,290	15,341,401	(17,278,163)	(1,936,762)
Oil Services ETF	1,543,465,584	45,721,076	(91,323,953)	(45,602,877)
Rare Earth / Strategic Metals ETF	202,733,796	4,265,960	(90,094,190)	(85,828,230)
Solar Energy ETF	36,903,834	9,732,343	(8,147,167)	1,585,176
Steel ETF	214,046,458	1,049,478	(85,386,102)	(84,336,624)
Unconventional Oil & Gas ETF	59,255,984	3,428,176	(5,327,787)	(1,899,611)
Uranium+Nuclear Energy ETF	81,908,367	4,661,511	(11,104,745)	(6,443,234)

Subsequent Event Review— Effective May 1, 2014, the RVE Hard Assets Producers ETF changed its name to Natural Resources ETF.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: May 28, 2014

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: May 28, 2014